Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,993,306,819	3,982,271,362
Ordinary shares, shares outstanding	3,993,306,819	3,982,271,362
Entities with net asset distribution restrictions
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,993,306,819	3,982,271,362
Ordinary shares, shares outstanding	3,993,306,819	3,982,271,362